Brighthouse Dimensional International Small Company Portfolio Expense Example - Brighthouse Dimensional International Small Company Portfolio	Dec. 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 80
Expense Example, with Redemption, 3 Years	284
Expense Example, with Redemption, 5 Years	504
Expense Example, with Redemption, 10 Years	1,140
Class B
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	105
Expense Example, with Redemption, 3 Years	362
Expense Example, with Redemption, 5 Years	639
Expense Example, with Redemption, 10 Years	$ 1,429